7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Summarized financial information of AFOy - Current assets	$ 100,737	$ 13,595
Summarized financial information of AFOy - Non-current assets	549,172	380,786
Summarized financial information of AFOy - Current liabilities	21,344	11,898
Summarized financial information of AFOy - Non-current liabilities	850,896	606,979
Summarized financial information of AFOy - Loss for the year	$ 82,157	$ 56,264